UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 		1411 Fourth Avenue, Suite 1550
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	May 8, 2013
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	27
					---------------------
					8173546
					---------------------
					(thousands)


List of Other Included Managers:   NONE


 NAME OF ISSUER		CLASS	CUSIP         	PRN AMT		SH_PRN  SH_PRN	PUT/   	VOTING 	AUTHORITY
								CALL	DISC		SOLE	NONE
A F L A C Inc                        	E                	1055102		14508	278909	SH 		SOLE	274641	4268
Abbott Laboratories                  	E                	2824100		5914	167444	SH 		SOLE	164875	2569
Abbvie Inc                           	E                	00287Y109          	6827	167430	SH 		SOLE	164861	2569
Accenture Ltd Cl A                   	E                	G1151C101          	12076	158967	SH 		SOLE	156559	2408
Amgen Incorporated                   	E                	31162100		16050	156574	SH 		SOLE	154160	2414
Bank Of America Corp                 	E                	60505104		14427	1184540	SH 		SOLE	1166427	18113
Berkshire Hathaway Cl B             E                	84670702	12435	119347	SH 		SOLE	117553	1794
Block H & R Incorporated           E                 93671105		16879	573731	SH 		SOLE	565007	8724
Bristol-Myers Squibb Co              	E                	110122108	11303	274415	SH 		SOLE	270186	4229
Cabelas Inc                          	E                	126804301	22202	365298	SH 		SOLE	359720	5578
Comcast Cp New Cl A Spl              	E                	20030N200          	12537	316532	SH 		SOLE	311661	4871
Disney Walt Co                       	E                	254687106	15984	281416	SH 		SOLE	277139	4277
Ebay Inc                             	E                	278642103	19683	363032	SH 		SOLE	357564	5468
Franklin Resources Inc               	E                	354613101	13447	89166	SH 		SOLE	87802	1364
Gannett Co Inc Del                   	E                	364730101	19419	887971	SH 		SOLE	874396	13575
Home Depot Inc                       	E                	437076102	14174	203138	SH 		SOLE	200653	2485
Johnson & Johnson                    	E                	478160104	6994	85790	SH 		SOLE	84465	1325
Jpmorgan Chase & Co                  	E                	46625H100          	13602	286603	SH 		SOLE	282221	4382
Mc Donalds Corp                      	E                	580135101	7428	74517	SH 		SOLE	73359	1158
Medtronic Inc                        	E                	585055106	8212	174878	SH 		SOLE	172189	2689
Merck & Co Inc                       	E                	58933y105          	13308	301088	SH 		SOLE	296549	4539
Mylan Laboratories Inc               	E                	628530107	11663	402800	SH 		SOLE	396571	6229
Nordstrom Inc                        	E                	655664100	13894	251582	SH 		SOLE	247770	3812
Pfizer Incorporated                  	E                	717081103	12777	442754	SH 		SOLE	435955	6799
Starbucks Corp                       	E                	855244109	10409	182782	SH 		SOLE	180045	2737
U S Bancorp Del New                  	E                	902973304	935	27571	SH 		SOLE	13785	13786
Walgreen Company                     	E                	931422109	16939	355271	SH 		SOLE	349846	5425
							8173546


